Expense Example, No Redemption {- Templeton Global Smaller Companies Fund} - Templeton Global Smaller Companies Fund-21 - Templeton Global Smaller Companies Fund - Class C	Jan. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 216
3 Years	665
5 Years	1,141
10 Years	$ 2,456